Note 22	12 Months Ended
Dec. 31, 2025
Financial liabilities at amortised cost [Abstract]
Disclosure of Financial liabilities at amortised cost [Text Block]	Financial liabilities at amortized costBreakdown of the balance
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST (MILLIONS OF EUROS)

	2025	2024	2023
Deposits	556,498	496,720	473,835
Deposits from central banks	17,226	14,668	20,309
Demand deposits	7	657	159
Time deposits and other	13,774	6,369	12,203
Repurchase agreements	3,445	7,642	7,947
Deposits from credit institutions	36,771	34,406	40,039
Demand deposits	6,764	6,977	6,629
Time deposits and other	16,700	15,049	12,871
Repurchase agreements	13,307	12,380	20,539
Customer deposits	502,501	447,646	413,487
Demand deposits	360,682	331,780	317,543
Time deposits and other	127,397	106,658	91,740
Repurchase agreements	14,422	9,208	4,204
Debt certificates issued	81,842	69,867	68,707
Other financial liabilities	20,258	17,753	15,046
Total	658,599	584,339	557,589
Deposits from credit institutions
The breakdown by geographical area and the nature of the related instruments of this heading in the consolidated balance sheets is as follows:

DEPOSITS FROM CREDIT INSTITUTIONS (MILLIONS OF EUROS)

	Demand deposits	Time deposits and other (1)	Repurchase agreements	Total
December 2025
Spain	1,039	3,439	197	4,676
Mexico	1,825	964	—	2,789
Turkey	60	873	271	1,204
South America	636	2,468	259	3,363
Rest of Europe	1,890	3,513	11,707	17,110
Rest of the world	1,315	5,442	874	7,630
Total	6,764	16,700	13,307	36,771
December 2024
Spain	1,039	3,116	538	4,693
Mexico	973	981	231	2,185
Turkey	158	2,002	2	2,162
South America	577	2,387	—	2,963
Rest of Europe	2,942	3,313	11,578	17,832
Rest of the world	1,289	3,250	31	4,570
Total	6,977	15,049	12,380	34,406
December 2023
Spain	1,252	2,434	899	4,585
Mexico	789	642	—	1,431
Turkey	16	535	37	587
South America	416	2,242	—	2,659
Rest of Europe	3,011	2,742	19,344	25,097
Rest of the world	1,145	4,277	259	5,681
Total	6,629	12,871	20,539	40,039
(1) Subordinated deposits are included amounting to €104 million, €48 million and €35 million as of December 31, 2025, 2024 and 2023, respectively.
Customer deposits
The breakdown by geographical area of this heading in the consolidated balance sheets, by type of instrument, is as follows:

CUSTOMER DEPOSITS (MILLIONS OF EUROS)

	Demand deposits	Time deposits and other ⁽¹⁾	Repurchase agreements	Total
December 2025
Spain	192,222	23,664	12,786	228,672
Mexico	77,167	17,493	38	94,699
Turkey	27,443	24,794	450	52,687
South America	34,150	22,328	—	56,478
Rest of Europe	24,758	29,665	1,148	55,571
Rest of the world	4,942	9,452	—	14,394
Total	360,682	127,397	14,422	502,501
December 2024
Spain	186,489	22,501	6,474	215,464
Mexico	70,133	14,319	987	85,439
Turkey	23,228	25,388	652	49,267
South America	32,443	20,232	—	52,675
Rest of Europe	17,170	17,613	1,095	35,878
Rest of the world	2,318	6,605	—	8,922
Total	331,780	106,658	9,208	447,646
December 2023
Spain	179,825	17,952	4	197,780
Mexico	76,122	15,067	1,638	92,828
Turkey	20,423	21,485	1,331	43,239
South America	26,888	17,349	—	44,237
Rest of Europe	12,863	16,257	1,231	30,350
Rest of the world	1,422	3,630	—	5,052
Total	317,543	91,740	4,204	413,487
(1) The balances corresponding to subordinated deposits under this heading were not significant in any of the years presented.
Debt certificates issued
The breakdown of the balance under this heading, by type of financial instrument and by currency, is as follows:

DEBT CERTIFICATES ISSUED (MILLIONS OF EUROS)

	2025	2024	2023
In Euros	42,070	37,118	44,622
Promissory bills and notes	5,379	1,360	5,416
Non-convertible bonds and debentures	15,860	17,788	16,256
Covered bonds	3,371	5,825	6,734
Hybrid financial instruments ⁽¹⁾	1,160	519	800
Securitization bonds	3,203	2,201	2,168
Wholesale funding	3,688	1,030	6,182
Subordinated liabilities	9,409	8,395	7,066
Convertible perpetual certificates	3,750	2,750	3,000
Other non-convertible subordinated liabilities	5,659	5,645	4,066
In foreign currencies	39,773	32,748	24,086
Promissory bills and notes	2,781	2,962	336
Non-convertible bonds and debentures	13,302	12,136	8,684
Covered bonds	94	95	99
Hybrid financial instruments ⁽¹⁾	7,914	5,327	4,722
Securitization bonds	—	—	—
Wholesale funding	4,142	1,067	1,479
Subordinated liabilities	11,540	11,161	8,766
Convertible perpetual certificates	2,553	2,888	2,715
Other non-convertible subordinated liabilities	8,986	8,273	6,051
Total	81,842	69,867	68,707
(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.
Subordinated liabilities
The breakdown of this heading in the consolidated balance sheets is as follows:

MEMORANDUM ITEM: SUBORDINATED LIABILITIES AT AMORTIZED COST (MILLIONS OF EUROS)

	2025	2024	2023
Subordinated deposits	104	56	35
Subordinated certificates	20,949	19,556	15,832
Compound convertible financial instruments	6,303	5,638	5,715
Other non-convertible subordinated liabilities	14,645	13,918	10,117
Total	21,053	19,612	15,867
The balance variances are mainly due to the following transactions:
Perpetual Contingent Convertible Securities
The Annual General Shareholders' Meeting of BBVA held on April 20, 2021, resolved, under agenda item five, to authorize the Board of Directors of BBVA, with sub-delegation powers, to issue convertible securities, whose conversion is contingent and which are intended to meet regulatory requirements for their eligibility as capital instruments (CoCo), in accordance with the solvency regulations applicable from time to time, subject to the legal and statutory provisions that may be applicable at any time. The Board of Directors may make issues on one or several times within the maximum term of five years from the date on which this resolution was adopted, up to the maximum overall amount of €8 billion or its equivalent in any other currency. The Board of Directors may also resolve to exclude, either fully or partially, the pre-emptive subscription rights of shareholders within the framework of a concrete issuance, complying in all cases with the legal requirements and limitations established for this purpose at any given time.
Under that delegation, BBVA has made the following contingently convertible issuances that qualify as additional tier 1 capital of the Bank and the Group in accordance with Regulation (EU) 575/2013 throughout the financial years 2023, 2024 and 2025:
–On June 21, 2023, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of €1 billion. This issuance is listed in the Global Exchange Market of Euronext Dublin and was targeted only at qualified investors, not being offered or sold to any retail clients.
–On September 19, 2023, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of USD 1 billion. This issuance is listed on the New York Stock Exchange and was targeted only at qualified investors, not being offered or sold to any retail clients.
–On June 13, 2024, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of €750 million. This issuance is listed in the Global Exchange Market of Euronext Dublin and was targeted only at qualified investors, not being offered or sold to any retail clients.
–On January 14, 2025, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of USD 1 billion. This issuance is listed on the New York Stock Exchange and was targeted only at qualified investors, not being offered or sold to any retail clients.
–On November 11, 2025, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of €1 billion. This issuance is listed on the Global Exchange Market of Euronext Dublin and was targeted only at qualified investors, not being offered or sold to any retail clients.
These perpetual securities issued, where appropriate, must be converted into newly issued ordinary shares of BBVA if the CET 1 ratio of the Bank or the Group is less than 5.125%, in accordance with their respective terms and conditions.
These type of issuances made by the Bank may be fully redeemed at BBVA's option only in the cases contemplated in their respective terms and conditions and, in any case, in accordance with the provisions of the applicable legislation. In particular, throughout the financial years 2023, 2024 and 2025 the Bank has early redeemed the following issues:
–On September 24, 2023, the Bank early redeemed the issuance of contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on September 24, 2018, for an amount of €1 billion on the First Reset Date and once the prior consent from the Regulator was obtained.
–On March 29, 2024, the Bank early redeemed the issuance of contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on March 29, 2019, for an amount of €1 billion on the First Reset Date and once the prior consent from the Regulator was obtained.
–On March 5, 2025, the Bank early redeemed the issuance of contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on September 5, 2019, for an amount of USD 1 billion on the First Reset Date and once the prior consent from the Regulator was obtained.
Additionally, on December 17, 2025, the Bank announced its irrevocable decision to redeem in full the issuance of green contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on July 15, 2020, for an amount of €1 billion. The redemption was executed on January 15, 2026 (the First Reset Date of said issuance), once the prior consent from the Regulator had been obtained.
Convertible Securities
The Annual General Shareholders' Meeting of BBVA held on March 18, 2022, resolved, under agenda item five, to confer authority on the Board of Directors of BBVA, with sub-delegation powers, to issue securities convertible into new BBVA shares (other than contingently convertible securities, envisaged to meet regulatory requirements for their eligibility as capital instruments (CoCo) referred to in the resolutions adopted by BBVA's Annual General Shareholders' Meeting held on April 20, 2021, under agenda item five), subject to provisions in the law and in BBVA's bylaws that may be applicable at any time, on one or several occasions within the maximum term of five years to be counted as from the date on which the resolution was adopted, up to a maximum total amount of €6 billion, or the equivalent in any other currency. The Board of Directors may also resolve to exclude, either fully or partially, the pre-emptive subscription rights of shareholders within the framework of a specific issuance, limiting this power to the extent that the nominal amount of the capital increases agreed or executed in order to satisfy conversion of the issues carried out excluding the pre-emptive subscription right by virtue of this power (without prejudice to anti-dilution adjustments) and any agreed or executed in use of the power under the item 4 of the Agenda of the same Annual General Shareholders' Meeting, described in Note 26, excluding the pre-emptive subscription right, do not exceed a maximum aggregated nominal amount of 10% of BBVA's share capital at the time the resolution was adopted.
As of the date of preparation of these Consolidated Financial Statements, the Bank has not made use of the authority granted by the BBVA Annual General Shareholders' Meeting held on March 18, 2022.
Other financial liabilities
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

OTHER FINANCIAL LIABILITIES (MILLIONS OF EUROS)

	2025	2024	2023
Lease liabilities	1,463	1,467	1,507
Creditors for other financial liabilities	4,597	4,859	3,439
Collection accounts	4,450	3,693	3,642
Creditors for other payment obligations ⁽¹⁾	9,748	7,734	6,458
Total	20,258	17,753	15,046
(1) In 2025, this caption includes the amount pending execution as of December 31, 2025, corresponding to the firm commitment for the acquisition of own shares derived from the execution of the first tranche of the share buyback program announced on December 19, 2025 and started to be carried out on December 22, 2025 (see Notes 2.2.11 and 4).
A breakdown of the maturity of the lease liabilities, due after December 31, 2025 is provided below:

MATURITY OF FUTURE PAYMENT OBLIGATIONS (MILLIONS OF EUROS)

	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	227	279	204	752	1,463